Factored Accounts and Receivables (Details) - USD ($)	1 Months Ended		12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
Accounts receivable, inventory advances and due from factor
Non-recourse receivables assigned to factor			$ 14,314,000	$ 15,456,000
Client recourse receivables			1,919,000	55,000
Total receivables assigned to factor			16,233,000	15,511,000
Allowance for customer credits			(5,128,000)	(1,767,000)
Factor accounts receivable, net of allowance			11,105,000	13,744,000
Non-factored accounts receivable			2,123,000	3,702,000
Allowance for customer credits			(766,000)	(253,000)
Allowance for doubtful accounts			(78,000)	(30,000)
Accounts receivable, net of allowance			1,279,000	3,419,000
Risk of payment in the event of non-payment by the customers			1,919,000	55,000
Factoring rate of accounts for which the entity bore the credit risk (as a percent)	0.35%
Cash and cash equivalents			1,054,000	$ 785,000	$ 13,426,000	$ 12,690,000
Chase prime rate (as a percent)	3.25%
Revolving Facility
Accounts receivable, inventory advances and due from factor
Available borrowing under facility			$ 12,000,000
CIT
Accounts receivable, inventory advances and due from factor
Required notice period for termination of the agreement by factor			60 days
Required notice period for termination of the agreement		30 days
Required written notice period for termination of the agreement after September 30, 2013		60 days
Required funding period for non-termination of the agreement			5 days
Factoring rate of accounts for which the factor bore the credit risk, up to a specified amount of invoices factored (as a percent)	0.55%
Factoring rate of accounts for which the factor bore the credit risk, over a specified amount of invoices factored (as a percent)	0.50%
Specified amount of invoices factored	$ 40,000,000
Interest rate spread on base rate (as a percent)			0.25%
Description of base rate			Chase prime rate
Fee paid to open the letters of credit (as a percent)	0.25%
CIT | Amended And Restated Factoring Agreement
Accounts receivable, inventory advances and due from factor
Required notice period for termination of the agreement by factor	60 days
Factoring rate of accounts for which the factor bore the credit risk, over a specified amount of invoices factored (as a percent)	0.50%
Factoring rate of accounts for which the entity bore the credit risk (as a percent)	0.35%
Minimum factoring charge per invoice	$ 3.50
CIT | Revolving Facility
Accounts receivable, inventory advances and due from factor
Available borrowing under facility			$ 12,000,000
CIT | Maximum
Accounts receivable, inventory advances and due from factor
Advances available as a percentage of the value of certain eligible inventory			50.00%
Accounts receivable sold as a percentage of face amount			85.00%
Amount of advances on eligible inventory			$ 6,000,000
Specified amount of invoices factored	$ 40,000,000